MFA 2023-NQM3 Trust ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	MFA 2023-NQM3
Start - End Dates:	7/12/2019 - 6/8/2023
Deal Loan Count:	556

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Total				1

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